EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE [abstract]
Disclosure of earnings per share

12.      EARNINGS PER SHARE

	2018	2019	2020

Earnings:
Profit for the purpose of basic and diluted earnings per share calculation	52,675	61,045	24,956

Number of shares:
Number of ordinary shares for the purpose of basic earnings per share calculation	44,647,455,984	44,647,455,984	44,647,455,984

Effect of dilutive potential ordinary shares under the share option schemes	8,566,982	3,654,758	-

Weighted average number of ordinary shares for the purpose of diluted earnings per share	44,656,022,966	44,651,110,742	44,647,455,984

Earnings per share:
Basic (RMB Yuan)	1.18	1.37	0.56
Diluted (RMB Yuan)	1.18	1.37	0.56